Financial instruments (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gold loan payable		$ 8,128,263
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable		8,128,263
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable